As filed with the Securities and Exchange Commission on July 2, 2003


                                             1940 Act Registration No. 811-07695


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


 / / Pre-Effective Amendment No.                / / Post-Effective Amendment No.


                           HENNESSY MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

        The Courtyard Square 750 Grant Avenue Suite 100 Novato, CA 94945
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 966-4354
              (Registrant's Telephone Number, Including Area Code)

                                Richard L. Teigen
                                 Foley & Lardner
                            777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)

                        Copies of all communications to:

                                Neil J. Hennessy
                             Hennessy Advisors, Inc.
                              The Courtyard Square
                                750 Grant Avenue
                                    Suite 100
                                Novato, CA 94945

                                Rodney A. DeWalt
                         U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement shall become effective on August 1, 2003 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.



                             SYM Select Growth Fund
                       c/o U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202


August __, 2003

Dear SYM Select Growth Fund Shareholder:

     A Special Meeting of Shareholders of SYM Select Growth Fund (the "Fund"), has been scheduled for August 28, 2003 (the "Special Meeting") to (1) vote on a proposal to approve an Agreement and Plan of Reorganization (the "Plan") whereby all of the assets of the Fund will be transferred to a newly formed series of Hennessy Mutual Funds, Inc., which will be named the Hennessy Focus 30 Fund (the "New Fund"), in exchange for shares of the New Fund and the New Fund's assumption of the Fund's stated liabilities; and (2) consider and act upon any other business that may properly come before the Special Meeting or any postponement or adjournment thereof.

     After careful consideration, SYM Financial Corporation ("SYM"), the Fund's current investment adviser, has decided to leave the mutual fund business. SYM determined that it was no longer feasible for it to subsidize the Fund. The Board of Trustees (the "Board") of the Advisors Series Trust, a Delaware statutory trust, on behalf of the Fund, has approved the Plan, and believes that the implementation of the Plan is in the best interests of the Fund's shareholders because: (a) SYM has decided to leave the mutual fund business; (b) the investment adviser to the New Fund, Hennessy Advisors, Inc. (the "New
Adviser"), has demonstrated its ability to manage mutual funds employing formula-based investment strategies and has been recommended by SYM; and (c) the New Fund is expected to have lower operating expenses than the Fund.

     Assuming that the Plan is approved by the Fund's shareholders, each shareholder of the Fund will receive a number of shares of the New Fund equal in dollar value to the Fund's shares that each shareholder owned at the time the Plan is implemented. The implementation of the Plan should not have any adverse federal or state tax consequences to the Fund or its shareholders. The attached Proxy Statement/Prospectus is designed to give you more information about the Plan.

     If you are a shareholder of record as of the close of business on July __, 2003, you are entitled to vote at the Special Meeting and at any postponement or adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by proxy. Whether or not you are planning to attend the Special Meeting, we need your vote. Please mark, sign, and date the enclosed Proxy Card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. In the alternative, please call the toll free number on your proxy card to vote by telephone or vote over the Internet by using the website printed on your proxy card. You should use the enclosed instructions to vote by telephone or over the Internet.

     Thank you for taking the time to consider this important proposal and for your continuing investment in the Fund. If you have any questions regarding the issue to be voted on, please do not hesitate to call (414) 765-5344.

                                                    Sincerely,

                                                    SYM SELECT GROWTH FUND

                                                    /s/Eric M. Banhazl
                                                    ----------------------------
                                                    Eric M. Banhazl, President



                             SYM SELECT GROWTH FUND
                       c/o U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                      TO BE HELD THURSDAY, AUGUST 28, 2003

     SYM Select Growth Fund (the "Fund"), a series of the Advisor Series Trust, a Delaware statutory trust (the "Trust"), will hold a Special Meeting of Shareholders of the Fund on August 28, 2003 at 9:00 a.m. Central time (the "Special Meeting"), at the offices of the Fund's administrator, U.S. Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, 3rd Floor Conference Room,
Milwaukee, Wisconsin 53202. At the Special Meeting, you and the other shareholders of the Fund will be asked to consider and vote upon:

     1. a proposal to approve an Agreement and Plan of Reorganization (the "Plan") whereby all of the assets of the Fund will be transferred to a newly formed series of Hennessy Mutual Funds, Inc., which will be named the Hennessy Focus 30 Fund (the "New Fund"), in exchange for shares of the New Fund and the New Fund's assumption of the Fund's stated liabilities; and

     2. such other business as may properly come before the Special Meeting or any postponements or adjournments thereof.

     Only shareholders of record at the close of business on July ___, 2003, the record date for this Special Meeting, shall be entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof. This proxy is being solicited on behalf of the Board of Trustees of the Trust on behalf of the Fund.

                YOUR VOTE IS IMPORTANT. PLEASE RETURN YOUR PROXY
               CARD PROMPTLY OR PROXY VOTE BY USING THE TOLL-FREE
             TELEPHONE OR INTERNET ADDRESS FOUND ON YOUR PROXY CARD


     As a shareholder of the Fund, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your votes, which is commonly referred to as proxy voting. You can do this in one of the following three ways:
(1) by completing, signing, dating and promptly returning the enclosed Proxy Card in the enclosed postage prepaid envelope; (2) by calling a toll-free telephone number, or (3) via the Internet. Your prompt voting by proxy will help ensure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the Trust's address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed in the enclosed Proxy Card.


                                              By Order of the Board of Trustees

                                              /s/ Chad E. Fickett
                                              ----------------------------------

                                              Chad E. Fickett, Secretary
August __, 2003





                             SYM SELECT GROWTH FUND
                       c/o U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202



                              QUESTIONS AND ANSWERS


                          YOUR VOTE IS VERY IMPORTANT!


Dated: August ___, 2003




     Question 1: What is this document and why did we send it to you?

     Answer: The Board of Trustees (the "Board") of the Advisors Series Trust, a Delaware statutory trust, on behalf of the SYM Select Growth Fund (the "Fund") approved an Agreement and Plan of Reorganization (the "Plan") between Hennessy Mutual Funds, Inc., a Maryland corporation ("Hennessy"), and the Advisors Series Trust, a Delaware statutory trust, whereby all of the assets of the Fund will be transferred to a newly formed series of Hennessy, which will be named the Hennessy Focus 30 Fund (the "New Fund"), in exchange for shares of the New Fund and the New Fund's assumption of the Fund's stated liabilities (the "Reorganization"). Shareholder approval is needed to proceed with the Reorganization and a Special Meeting of shareholders will be held on August 28, 2003 (the "Special Meeting") to consider whether to approve the Plan and implement the Reorganization. The Board is sending this document to you for your use in deciding whether to approve the Plan at the Special Meeting. This document includes a Notice of Special Meeting of Shareholders, a combined Proxy Statement/Prospectus, and a form of Proxy.

     Question 2: What is the purpose of the Reorganization?

     Answer: The Fund's current investment adviser is SYM Financial Corporation ("Sym" or the "Adviser"). After careful consideration, the Adviser has decided to leave the mutual fund business. Sym determined that it was no longer feasible for it to subsidize the Fund. Sym has had experience investing its client's assets in other funds advised by the New Adviser and has recommended the New Adviser to the Board. The Reorganization allows the Fund to be reorganized into the New Fund, a series in the Hennessy fund family without creating a tax recognition event for shareholders, which the Board determined was more advantageous than liquidating the Fund. The Board has approved the Reorganization and believes that the implementation of the Plan is in the best interests of the Fund's shareholders.


     Question 3: How will the Reorganization work?

     Answer: The New Fund will be formed, which will have no assets and no shareholders. Pursuant to the Plan, the Fund will transfer all of its assets and stated liabilities to the New Fund in return for shares of the New Fund. Finally, the Fund will distribute the New Fund shares it received to its shareholders. Shareholders of the Fund will thus effectively be converted into shareholders of the New Fund, and will hold shares of the New Fund with the same net asset value as the shares of the Fund that they held prior to the Reorganization. If the Plan is carried out as proposed, we do not expect the transaction will have any adverse federal or state tax consequences to the Fund or its shareholders. Please refer to the enclosed Proxy Statement/Prospectus for a detailed explanation of the Reorganization.

     Question 4: What will happen if the Reorganization is not approved?

     Answer: If the Fund's shareholders do not approve the Reorganization, then the Board may take any further action that it deems to be in the best interest of the Fund and its shareholders, including liquidation, subject to approval by the Fund's shareholders if required by applicable law.

     Question 5: Why do I need to vote?

     Answer: Your vote is needed to ensure that the proposal can be acted upon. Your immediate response (1) by completing, signing, dating and promptly returning the enclosed Proxy Card in the enclosed postage prepaid envelope; (2) by calling a toll-free telephone number, or (3) via the Internet will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

     Question 6: I am a small investor. Why should I bother to vote?

     Answer: Your vote makes a difference. If numerous shareholders just like you fail to vote, the Fund may not receive enough votes to go forward with the Special Meeting. If this happens, we may need to solicit votes again, which would be costly.

     Question 7: Who is paying for expenses related to the Special Meeting and the Reorganization?

     Answer: The New Adviser will pay all of the expenses relating to the Special Meeting and the Reorganization.

     Question 8: How do I vote?

     Answer: You may use the enclosed postage-paid envelope to mail your Proxy Card. You may also vote by telephone or via the Internet. Please refer to the toll free number or Internet address found on your Proxy Card.

     Question 10: Who do I call if I have questions?

     Answer: We will be happy to answer your questions about the proxy solicitation. Please call (414) 765-5344 during normal business hours between 8:00 a.m. and 5:00 p.m. Central time.





         --------------------------------------------------------------

              PROXY STATEMENT AND PROSPECTUS DATED AUGUST ___, 2003

                            For the Reorganization of
                             SYM Select Growth Fund
                         Series of Advisors Series Trust
                                      Into
                             Hennessy Focus 30 Fund
                      Series of Hennessy Mutual Funds, Inc.
         --------------------------------------------------------------

     This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the "Board") of the Advisors Series Trust, a Delaware statutory trust (the "Trust") on behalf of the SYM Select Growth Fund (the "Fund") for use at a Special Meeting of Shareholders of the Fund to be held at the offices of the Fund's administrator, U.S. Bancorp Fund Services, LLC (the "Administrator"), 777 East Wisconsin Avenue, 3rd Floor Conference Room, Milwaukee, Wisconsin 53202 on Thursday, August 28, 2003 at 9:00 a.m. Central time (the "Special Meeting"). At the Special Meeting, shareholders of the Fund will be asked:

     o To approve an Agreement and Plan of Reorganization between Hennessy Mutual Funds, Inc. ("Hennessy") and the Trust (the "Plan") whereby all of the assets of the Fund will be transferred to a newly formed series of Hennessy, which will be named the Hennessy Focus 30 Fund (the "New Fund"), in exchange for shares of the New Fund, which will be distributed pro rata by the Fund to the holders of its shares in complete liquidation of the Fund, and the New Fund's assumption of the Fund's stated liabilities (the "Reorganization"). A copy of the Plan is attached hereto as Exhibit A. As a result of the Reorganization, each shareholder of the Fund will become a shareholder of the New Fund; and

     o To transact such other business that may properly come before the Special Meeting or any postponements or adjournments thereof.

     Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Fund at the offices of the Administrator or in person at the time of the Special Meeting.

     The Fund is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") and organized as a series of the Trust. The New Fund is an open-end management investment company registered with the SEC and organized as a series of Hennessy.

     The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus, which means that they are legally considered to be a part of this Proxy Statement/Prospectus:

     o    Prospectus of SYM Select Growth Fund, dated April 30, 2003.

     o    Prospectus of Hennessy Focus 30 Fund dated July __, 2003.

     Copies of the Fund's documents are available upon request and without charge by writing to SYM Select Growth Fund at 615 E. Michigan Street, Milwaukee, WI 53202, or by calling 1-866-209-1963. Copies of the New Fund's documents are available upon request and without charge by writing to Hennessy Mutual Funds, Inc., 750 Grant Avenue, Suite 100, Novato, CA 94945 or by calling 1-800-966-4354.

     The Annual Report to Shareholders for SYM Select Growth Fund for the fiscal year ended December 31, 2002, containing audited financial statements, has been previously mailed to shareholders. Copies are available by writing or calling SYM Select Growth Fund at the address or telephone number listed above. Because Hennessy Focus 30 Fund has not yet commenced operations, no Annual Report to Shareholders is available at this time.

     This Proxy Statement/Prospectus sets forth concisely the information about the New Fund that you should know before considering the Plan and resulting Reorganization and it should be retained for future reference. Additional information contained in a statement of additional information relating to this Proxy Statement/Prospectus (the "SAI"), as required by the SEC, is on file with the SEC. The SAI is available without charge, upon request by calling the toll free number set forth above or by writing to the Fund at the address set forth above. The SAI, dated July ___, 2003, is incorporated by reference into this Proxy Statement/Prospectus.

--------------------------------------------------------------------------------
The SEC has not approved or disapproved these securities nor passed on the accuracy or adequacy of this Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------





                                TABLE OF CONTENTS


                                                                           Page
                                                                           ----
I.    SYNOPSIS.................................................................4
   A.       Overview...........................................................4
   B.       General............................................................4
   C.       The Proposed Plan and Resulting Reorganization.....................5
   D.       Comparison of the Fund and the New Fund............................5
      1.    Investment Objectives and Principal Investment Policies............5
      2.    Investment Advisory Services.......................................6
      3.    Distribution Services..............................................6
      4.    Purchase and Redemption Procedures.................................6
      5.    Exchange Procedures................................................7
   E.       Federal Tax Consequences of the Proposed Reorganization............7
II.   PRINCIPAL RISK FACTORS...................................................7
III.  COMPARISON FEE TABLE AND EXAMPLE.........................................9
   A.       Fee Table..........................................................9
   B.       Example...........................................................10

IV.         THE PROPOSED PLAN AND RESULTING REORGANIZATION....................10
   A.       Summary of the Proposed Reorganization............................11
   B.       Terms of the Plan.................................................12
   C.       Description of the New Fund Shares................................13
   D.       Board Consideration of the Reorganization ........................13
   E.       Federal Income Tax Consequences...................................14
   F.       Comparison of Shareholder Rights..................................15
   G.       Capitalization....................................................16
V.    INFORMATION ABOUT THE NEW FUND AND THE FUND.............................16
   A.       Investment Objective and Investment Strategies....................16
   B.       Performance.......................................................16
   C.       Adviser and New Adviser...........................................16
   D.       Shares............................................................16
   E.       Net Asset Value...................................................16
   F.       Taxes, Dividends and Distributions................................17
   G.       Financial Information.............................................17
   H.       Distribution......................................................17
VI.          VOTING INFORMATION...............................................17
   A.       Method and Cost of Solicitation...................................18
   B.       Right of Revocation...............................................18
   C.       Voting Securities and Principal Holders...........................18
VII.        ADDITIONAL INFORMATION............................................18
VIII.       MISCELLANEOUS INFORMATION.........................................19
   A.       OTHER BUSINESS....................................................19
   B.       NEXT MEETING OF SHAREHOLDERS......................................19
   C.       LEGAL MATTERS.....................................................19
   D.       EXPERTS...........................................................19
EXHIBIT A.....................................................................21


I.   SYNOPSIS

     A.   Overview

     The following synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, including documents incorporated by reference, as well as in the Plan. This Proxy Statement/Prospectus is qualified by reference to the more complete information contained herein as well as in the Prospectuses of SYM Select Growth Fund, dated April 30, 2003, and Hennessy Focus 30 Fund dated July ___, 2003, which include information about both the Fund and the New Fund, and in the Plan attached hereto as Exhibit A. Shareholders should read the entire Proxy Statement/Prospectus carefully.

     B.   General

     This Proxy Statement/Prospectus is being furnished to you by the Board in connection with the solicitation of proxies for use at the Special Meeting to be held at 777 East Wisconsin Avenue, 3rd Floor Conference Room, Milwaukee, Wisconsin 53202 on August 28, 2003 at 9:00 a.m. Central time. The Board called the Special Meeting to allow shareholders consider and vote upon a proposal to approve the Plan and the resulting Reorganization. A copy of the Plan is attached hereto as Exhibit A. As a result of the Reorganization, each shareholder of the Fund will become a shareholder of the New Fund.

     The Board (including a majority of the independent trustees, meaning those trustees who are not "interested" persons under the Investment Company Act of 1940, as amended (the "1940 Act")) believes that the proposed Plan and resulting Reorganization is in the best interests of the Fund's shareholders given the circumstances, and approved the Plan, subject to the approval of the Fund's shareholders, at meetings held on June 12 and 13, 2003. In addition, the Board believes that the interests of the Fund's existing shareholders will not be diluted as a result of the proposed Plan and resulting Reorganization because each such shareholder will receive shares of the New Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Fund outstanding immediately prior to the Reorganization. Although, as a result of the Reorganization, a shareholder of the Fund may receive shares which represent a smaller percentage of ownership in the New Fund than he or she held in the Fund immediately prior to the Reorganization, the total dollar value of the shares will be the same.

     The Board believes that the implementation of the Plan is in the best interests of the Fund's shareholders. Accordingly, the Board has approved the Plan and resulting Reorganization, and has approved the submission of the Plan and Reorganization to shareholders for their approval. The Board gave its approval after considering the following factors, among others:

     o following the Reorganization, shareholders of the Fund will remain invested in a mutual fund that invests in equities;

     o the fees and expenses of the New Fund are comparable to those of the Fund, and the New Fund's expense limitation is lower than the Fund's current expense limitation;

     o the potential benefits to shareholders that may result from the Reorganization, such as the potential for reduced operating expenses over time due to the lower expense limitation and economies of scale derived from a potentially larger asset base;

     o the Adviser has decided to leave the mutual fund business and has recommended specifically that the Board approve a transaction that would result in shareholders of the Fund becoming shareholders of the New Fund since the New Fund is advised by the New Adviser;

     o the Reorganization is expected to afford shareholders a tax-free transfer of their assets to the New Fund, which could not be accomplished in a liquidation; and

     o the Reorganization will not result in dilution of the interests of the Fund's shareholders.


     For a more detailed discussion of the factors considered by the Board in approving the Reorganization, see "Board Consideration of the Reorganization" below.


     If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about August 29, 2003, or such other date as is agreed to by the parties, provided that Hennessy has obtained prior to that time an opinion of Foley & Lardner, legal counsel to Hennessy and the New Fund, concerning the tax consequences of the Reorganization as set forth in the Plan. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Fund, at any time prior to the closing, (i) by the Trust if any conditions precedent to the obligations of the New Fund have not been fulfilled or waived; (ii) by Hennessy if any conditions precedent to the obligations of the Fund have not been fulfilled or waived; or
(iii) by mutual consent of the Trust and Hennessy.

     The New Adviser will pay all of the expenses related to the Reorganization and the Special Meeting, including costs associated with the solicitation of proxies such as preparing regulatory filings, copying, printing and mailing proxy materials, and legal fees and expenses incurred in connection with the Reorganization and the Special Meeting. In addition to solicitations by mail, the officers and agents of the Fund also may solicit proxies, without special compensation, by telephone or via the Internet. If the Fund's shareholders do not approve the Plan and resulting Reorganization, the Board may take any further action as it deems to be in the best interest of the Fund and its shareholders, including liquidation, subject to approval by the shareholders of the Fund if required by applicable law.

     C.   The Proposed Plan and Resulting Reorganization

     If the Fund's shareholders approve the Plan and the Reorganization takes place, then:

     o the New Fund will acquire substantially all of the assets and assume the stated liabilities pursuant to the Plan of the Fund;

     o    shareholders of the Fund will become shareholders of the New Fund; and

     o shares of the New Fund received by shareholders of the Fund will have the same aggregate net asset value as the shares of the Fund held immediately prior to the Reorganization.

     No sales charges will be imposed on the shares of the New Fund issued in connection with the Reorganization. The Reorganization has been structured with the intention that it qualifies for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, shareholders should not recognize any gain or loss on the Fund shares for federal income tax purposes as a result of the Reorganization.

     D.   Comparison of the Fund and the New Fund

          1.   Investment Objectives and Principal Investment Policies

     The Fund's investment objective is long-term growth of capital. The Fund tries to achieve its investment objective by investing at least 65% of its total assets in the common stocks of companies selected for their growth potential. The Fund invests primarily in common stocks of domestic companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund considers companies with a market capitalization of under $1 billion to be small-size companies, companies with a market capitalization from $1 billion to $5 billion to be medium-size companies and those companies with a market capitalization in excess of $5 billion to be large-size companies. The Fund normally maintains a "core" position of between 30 and 50 stocks.

     The New Fund's investment objective is also long-term growth of capital. The New Fund seeks to achieve its investment objective through an investment formula. The New Fund will invest substantially all of its assets in 30 common stocks (between medium and large cap) selected through a disciplined strategy known as "Focus 30 Formula." The Fund will invest in 30 common stocks identified by the Focus 30 Formula as possessing the highest one-year price appreciation and meeting certain other criteria.

     Because the New Fund will employ the Focus 30 Formula, the New Fund's investments will be determined on an annual basis pursuant to a formula. In contrast, the Fund uses a top-down tactical asset allocation model that requires active management of the Fund's portfolio. It is expected that the New Fund will have lower portfolio turnover than that previously experienced by the Fund; however, there may be substantial turnover (and attendant costs) in restructuring the Fund's portfolio in connection with the Reorganization and its transition to the new investment approach.


          2.   Investment Advisory Services

     SYM Financial Corporation, 100 Capital Drive, P.O. Box 50, Warsaw, Indiana 46581 (the "Adviser"), currently serves as the investment adviser of the Fund. The Fund pays the Adviser a monthly management fee based on the average daily net assets of the Fund at the annual rate of 1.00%.

     Hennessy Advisors, Inc., The Courtyard Square, 750 Grant Avenue, Suite 100, Novato, California 94945 (the "New Adviser"), will serve as the investment adviser to the New Fund. The management fee rate payable by the New Fund to the New Adviser will be 1.00%--the same rate as the management fee rate payable by the Fund to the Adviser.


          3.   Distribution Services

     Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the distributor for the Fund and upon completion of the Reorganization, will act as the distributor for the New Fund. As such, Quasar is responsible for all purchases, sales, redemptions, and other transfers of shares. As distributor, Quasar also provides certain administrative services. Shares of both the Fund and the New Fund are offered for sale on a continuous basis at net asset value per share. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.


          4.   Purchase and Redemption Procedures

     The Fund and the New Fund have similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both the Fund and the New Fund are made at the net asset value per share next determined after receipt of the complete and accurate purchase or redemption order by the respective Fund's transfer agent. There are no front-end sales charges or commissions with respect to the Fund or the New Fund. The Fund does not assess any redemption fees. However, the New Fund will assess a 1.50% fee on redemptions of New Fund shares purchased and held for less than three months and the New Fund's transfer agent will assess of fee of $15.00 for each redemption made by wire. For purposes of determining the application of the redemption fee, the holding period for Fund shares will carry over to the New Fund shares received by shareholders in connection with the proposed Reorganization.

     The minimum amounts required to invest in or add to an account with the Fund and the New Fund, are indicated below:

                                                        Investment Minimums
                                                        -------------------
                                                      Fund            New Fund
                                                      ----            --------
Regular (New Investor)                               $2,000             $2,500

Additional Investment (Current Fund Shareholders)      $100               $100

Retirement (Roth and Regular)                        $1,000               $250



     Both the Fund and the New Fund also offer an automatic investment plan, whereby an existing shareholder may authorize the Fund and the New Fund to withdraw from his or her personal each month an amount that such shareholder wishes to invest, which must be at least $100. The investment minimums set forth in the table above will be waived by the Fund and the New Fund if a shareholder opens an account through the automatic investment plan. The investment minimums may be waived from time to time by both the Fund and the New Fund in certain other circumstances as well.


          5.   Exchange Procedures

     On any day that the Hennessy Funds and the New York Stock Exchange are open for business, shareholders of the New Fund may exchange shares of the New Fund for shares of any of the other Hennessy Funds: Hennessy Cornerstone Growth Fund and Hennessy Cornerstone Value Fund. In addition, shareholders of the New Fund can exchange shares for other funds managed by the New Adviser: Hennessy Balanced Fund and Hennessy Total Return Fund. Shareholders of the New Fund may also exchange shares of the New Fund for shares of the First American Prime Obligations Fund, a money market mutual fund that is not affiliated with Hennessy or the New Adviser. The New Fund will assess a 1.50% fee on exchanges of New Fund shares purchased and on shares held for less than three months. For purposes of determining the application of this exchange fee, the holding period for Fund shares will carryover to the New Fund shares received by shareholders in the Reorganization. The New Fund's transfer agent will assess of fee of $5.00 for each telephone exchange. The Fund does not provide exchange privileges to its shareholders.

     E.   Federal Tax Consequences of the Proposed Reorganization

     The Fund will have received on the closing date an opinion of Foley & Lardner, legal counsel to Hennessy and the New Fund, to the effect that the proposed Reorganization should be treated as a tax-free reorganization within the meaning of Section 368(a) of the Code. Accordingly, no gain or loss should be recognized by the Fund upon the transfer of assets solely in exchange for shares of the New Fund and its assumption of stated liabilities, if any, or by shareholders of the Funds upon their receipt of shares of the respective New Fund. The tax basis for the shares of the New Fund received by shareholders should be the same as their tax basis for the shares of the Fund to be constructively surrendered in exchange therefore. In addition, the holding period of the shares of the New Fund to be received in connection with the Reorganization should include the period during which the shares of the Fund to be constructively surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange.

II.  PRINCIPAL RISK FACTORS

     The following discussion describes the principal risks that may affect the Fund and the New Fund, and compares the principal risks associated with the Fund and the New Fund. You will find additional descriptions of specific risks for the Fund and the New Fund below and in their respective prospectuses.




    Fund                                     New Fund
    ----                                     --------
o   Market Risk                           o  Market Risk
o   Small-Sized Company Risk              o  Small and Medium-Sized Company Risk
o   Management Risk                       o  Formula Investing Risk
o   Multi-National Company Risk           o  Earnings Rate Risk
o   Over-Weighting Risk
o   Short Sales Risk

     Risks common to both the Fund and the New Fund:

     Market Risk: Funds that invest in equity securities may expose shareholders to certain market risks that could cause shareholders to lose money. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

     Small and Medium-Sized Company Risk: The Fund is subject to small-sized company risk; the New Fund is subject to small and medium-sized company risk. Investing in securities of small and medium-sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

     Risks Specific to the New Fund:

     Formula Investing Risk: The New Fund uses a Formula investment model that is designed to provide a disciplined approach to investing, based on a buy and hold philosophy during the course of each year, which ignores market timing and rejects active management. The New Fund will adhere to its Formula (subject to applicable SEC requirements and federal tax requirements relating to mutual funds), despite any adverse developments concerning an issuer, an industry, the economy or the stock market generally. This could result in substantial losses for the New Fund, if for example, the stocks selected for the New Fund's portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, poor earnings forecast, negative publicity or general market cycles.

     There can be no assurance that the market factors that caused the stocks held in the New Fund's portfolio to meet the Formula's investment criteria as of rebalancing in any given year will continue during such year until the next rebalancing, that any negative conditions adversely affecting a stock's price will not develop and/or deteriorate during a given year, or that share prices of a stock will not decline during a given year.

     The New Fund's portfolio is rebalanced annually in accordance with its Formula. Rebalancing may result in elimination of better performing assets from the Fund's portfolio and increases in investments in securities with relatively low total return.

     Interest Rate Risk: Interest rates may rise, which can result in a decline in the equity market.

     Earnings Rate Risk: Stocks in the New Fund's portfolio may not increase their earnings at the rate anticipated.

     Risks Specific to the Fund:

     Management Risk: The value of an investment in a mutual fund varies with the success or failure of the investment strategies and research, analysis and security selection decisions of the fund's investment adviser. If the adviser's investment strategies do not produce the expected results, the investment could be diminished or even lost.

     Over-Weighting Risk: To the extent that the Fund's investments in a particular industry or industry sector are over-weighted, events may occur that impact that industry or industry sector more significantly than the stock market as a whole.

     Multi-National Company Risk: To the extent that the Fund invests in the securities of multi-national companies, the Fund will be subject to risks not typically associated with investing in the securities of domestic companies with no foreign exposure. These risks include changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income.

     Short Sales Risk: The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain realized will be decreased and the amount of any loss increased by any dividends or interest the Fund may be required to pay in connection with the short sale.

III. COMPARISON FEE TABLE AND EXAMPLE

A.   Fee Table

     The following table describes the fees and expenses that a shareholder in the Fund (based on the Fund's fees for the fiscal year ended December 31, 2002) and a shareholder in the New Fund (based on an estimate of the New Fund's fees for the fiscal year ending September 30, 2003) will pay.

                                                           Fund       New Fund
                                                           ----       --------
  Shareholder Fees
     (fees paid directly form your investment)
  Maximum Sales Charge (Load) Imposed on Purchases (as
     a percentage of offering price)...................     None        None
  Maximum Deferred Sales Charge (Load) (as a
     percentage of offering price).....................     None        None
  Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (as a percentage of offering price).....     None        None
  Redemption Fee.......................................     None      1.50%(1)
  Exchange Fee.........................................     None      1.50%(1)
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
  Management Fees......................................    1.00%        1.00%
  Other Expenses(2)....................................    0.54%        0.53%
                                                           -----        -----
  Total Annual Fund Operating Expenses.................    1.54%        1.53%
  Expenses Reimbursed to/ Recouped from the Fund.......   -0.04%      -0.08%
                                                           -----       -----
  Net Annual Fund Operating Expenses (expenses             1.50%        1.45%
                                                           =====        =====
     actually incurred by the Fund) (3)................

(1) The redemption and exchange fees apply only to those shares redeemed or exchanged within three months of purchase. The New Fund's transfer agent charges a $15.00 fee for each wire transfer and a $5.00 fee for each telephone exchange.

(2) Other expenses with respect to the Fund are based on the Fund's previous fiscal year and include custodian, transfer agency, and other customary fund expenses. With respect to the New Fund, other expenses are estimated and include custodian, transfer agency, and other customary fund expenses.

(3) With respect to the Fund, the Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until such contractual arrangement is terminated by the Board, to ensure that Net Annual Fund Operating Expenses will not exceed 1.50% per year. The Adviser reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Board may terminate this expense reimbursement arrangement at any time. With respect to the New Fund, the New Adviser has contractually agreed to waive its advisory fee to the extent necessary to ensure that Net Annual Fund Operating Expenses (excluding dividends on short positions) do not exceed 1.45% of the average daily net assets of the New Fund, until such contractual arrangement is terminated by the Board. The New Adviser may recover waived advisory fees in subsequent years.


     B. Example

     The example set forth below is intended to help you compare the cost of investing in the Fund with the cost of investing in the New Fund.

     The example assumes that you invest $10,000 in the specified fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each fund are those shown in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                          One Year     Three Years    Five Years      Ten Years
                          --------     -----------    ----------      ---------
The Fund(1)...............  $153          $474           $818          $1,791
The New Fund(2)...........  $148          $459           $792          $1,735

(1) The example figures for the Fund are based on the Fund's expenses for its previous fiscal year.

(2) The example figures for the New Fund are based on the New Fund's estimated expenses. The New Fund charges a redemption fee of 1.50% and an exchange fee of 1.50% with respect to shares redeemed or exchanged within three months of purchase. The figures shown above do not reflect the payment of
     redemption  or  exchange   fees.

IV.  THE PROPOSED PLAN AND RESULTING REORGANIZATION

     The following is a summary of key information concerning the proposed Reorganization. Keep in mind that additional information appears in the Plan, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A, and in the documents incorporated by reference into this Proxy Statement/Prospectus.

     The proposed Reorganization arises out of the Adviser's decision to leave the mutual fund business and to sell certain of its assets to the New Adviser. On May 29, 2003, the Adviser and the New Adviser entered into an Asset Purchase Agreement (the "Purchase Agreement") pursuant to which the New Adviser agreed to purchase certain assets of the Adviser. The Reorganization is a condition to the purchase contemplated by the Purchase Agreement. Material terms of the Purchase Agreement include:

     Purchased  Assets. On the closing date, the Adviser will deliver to the New
Adviser:

o all files, books, records and data files (in whatever form or forms including hard copy, microfilm, microfiche, CD ROM or other electronic media, including the software necessary to access the same) owned by or in the possession of the Adviser relating to investment accounts and investment history of the Fund (except to the extent that the Adviser is required by applicable law to retain such materials or copies thereof in which event the Adviser will, at its own expense, provide to the New Adviser such materials or copies thereof, whichever is available); and

o all records required to be maintained and retained under the 1940 Act or the Investment Advisers Act of 1940 in connection with the Adviser's provision of investment advisory services to the Fund (except to the extent that the Adviser is required by applicable law to retain such materials or copies thereof in which event the Adviser will provide to the New Adviser such materials or copies thereof, whichever is available).

     Purchase Price. The New Adviser will pay the Adviser an initial payment on the closing date and a final payment subsequent to the closing date totaling an amount not to exceed $100,000 plus 2.75% of the value of the net assets of the Fund at the close of business on the business day immediately preceding the closing date. The purchase price may be less than that amount if the Fund's shareholders on the closing date of the Reorganization redeem more shares of the New Fund than they purchase in the year following the closing date.

     A.   Summary of the Proposed Reorganization

     Pursuant to the Plan, the New Fund will acquire all of the assets and assume the stated liabilities of the Fund solely in exchange for that number of full and fractional shares of the New Fund having an aggregate net asset value equal to the aggregate net asset value of the Fund as of the close of business on the business day immediately preceding the closing date of the proposed Reorganization (the "Valuation Date"). Immediately thereafter, the Fund will distribute such New Fund shares to its shareholders by establishing accounts on the New Fund's share records in the names of those shareholders representing the respective pro rata number of New Fund shares deliverable to them, in complete liquidation of the Fund.

     Until the closing date of the proposed Reorganization, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after such closing date will be treated as requests received for the redemption or purchase of shares of the New Fund received by the shareholder in connection with the Reorganization. After the proposed Reorganization is consummated, all of the issued and outstanding shares of the Fund will be canceled on the books of the Fund and the transfer books of the Fund will be permanently closed. Certificates evidencing the New Fund shares will not be issued to the Fund's shareholders.

     Generally, the assets transferred by the Fund to the New Fund will include all investments of the Fund held in its portfolio as of the Valuation Date and all other assets of the Fund as of such time.

     No sales charges will be imposed on the shares of the New Fund issued in connection with the proposed Reorganization. For purposes of determining the application of any redemption fee, the holding period for Fund shares will carry over to the New Fund shares received by shareholders in connection with the proposed Reorganization. If the Reorganization is approved, shareholders of the New Fund who are investment advisory clients of the Adviser may be subject to a separate account advisory fee payable to the Adviser. Any such fees paid to the Adviser would be in addition to the expenses those investment advisory clients would indirectly bear as shareholders of the New Fund, including the management fees paid to the New Adviser by the New Fund.

     Since the shares of the New Fund will be issued at net asset value in exchange for the net assets of the Fund having a value equal to the aggregate net asset value of the shares of the Fund as of the Valuation Date, the net asset value per share of the New Fund should remain virtually unchanged solely as a result of the Reorganization. Thus, the Reorganization should not result in dilution of the net asset value of the Fund or the New Fund immediately following consummation of the Reorganization. Although a shareholder of the Fund may end up with a different number of shares compared to what he or she originally held, the total dollar value of shares held by the shareholder will remain the same.

     If the shareholders of the Fund approve the Reorganization at the Special Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganization will take place on or about August 29, 2003, or such other date as is agreed to by the parties. An important condition to closing is that the Fund and the New Fund receive a tax opinion to the effect that the Reorganization will qualify as a "reorganization" for Federal income tax purposes. If the Fund's shareholders do not approve the Reorganization, the Board may take any further action as it deems to be in the best interest of the Fund and its shareholders, including liquidation, subject to approval by the Fund's shareholders if required by applicable law.

     B.   Terms of the Plan

     The following is a summary of the significant terms of the Plan. This summary is qualified in its entirety by reference to the Plan, which is attached hereto as Exhibit A.

     Valuation. The assets of the Fund will be valued as of the time at which the net asset value is calculated pursuant to the valuation procedures set forth in the Fund's then current Prospectus and Statement of Additional Information on the Valuation Date, or at such time on such earlier or later date as may be mutually agreed on in writing by the parties.

     The net asset value of each share of the New Fund will be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in the New Fund's then current Prospectus and Statement of Additional Information.

     Issuance and Distribution of New Fund Shares. On the Closing Date (as defined in the Plan), the New Fund will deliver to the Fund a number of full and fractional shares of the New Fund, the number of which will be determined by dividing (i) the value of the Fund's assets, net of the Fund's stated liabilities, computed pursuant to the valuation procedures set forth in the Fund's then current Prospectus and Statement of Additional Information as of the Valuation Date, by (ii) the net asset value of one share of the New Fund computed using the market valuation procedures set forth in the New Fund's then current Prospectus and Statement of Additional Information as of the Valuation Date. The Fund will then distribute the shares of the New Fund received by it pro rata to its shareholders of record as of the Valuation Date in exchange for such shareholders' proportional interests in the Fund. The New Fund shares received by the Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in the Fund as of the Valuation Date.

     Expenses. The New Adviser shall be responsible for all of the expenses of the Fund and the New Fund that are related to the Reorganization, regardless of whether the Reorganization is consummated.

     Required Approvals. The Trust's governing instrument requires approval of the Plan by the affirmative vote of a "majority of the shares" of the Fund. The term "majority of the shares" of the Fund means: the affirmative vote of the lesser of (i) 67% of the voting securities of the Fund present at the meeting if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

     Amendments and Conditions. Generally, the Plan may be amended by the mutual written consent of the parties thereto, notwithstanding approval thereof by Fund shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval. The obligations of the Fund and the New Fund pursuant to the Plan are subject to various conditions, including the requisite approval of the Reorganization by the Fund's shareholders, the receipt of a legal opinion as to certain tax matters and the confirmation by the Fund and the New Fund of the continuing accuracy of their respective representations and warranties contained in the Plan.

     Termination. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Fund, at any time prior to the closing, (i) by the Trust if any conditions precedent to the obligations of the New Fund have not been fulfilled or waived; (ii) by Hennessy if any conditions precedent to the obligations of the Fund have not been fulfilled or waived; or (iii) by mutual consent of the Trust and Hennessy.

     Indemnification.

     The Trust and the Fund have agreed to indemnify Hennessy and its directors and officers from all liabilities that may arise in connection with, or as a result of, a material breach of representation or warranty made by the Trust or the Fund.

     Hennessy and the New Fund have agreed to indemnify, defend and hold harmless the Trust and the Fund, their respective officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of the Trust, the Acquired Fund, their respective officers, trustees, employees or agents, arising out of or based on (i) any material breach by Hennessy or the New Fund of any of their respective representations, warranties or agreements set forth in the Plan.

     C.   Description of the New Fund Shares

     Each New Fund share issued to Fund shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. The New Fund shares will be sold and redeemed based upon the net asset value of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund's Prospectus.

     D.   Board Consideration of the Reorganization

     The Board, including a majority of the independent trustees, has determined that the interests of the Fund's shareholders will not be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of the Fund's shareholders.


     The reasons that the Reorganization has been proposed are described above under "Synopsis - General." The Board based its decision to approve the Plan on an inquiry into a number of factors, including the following:

     o the fees and expenses of the New Fund are comparable to those of the Fund, and the New Fund's expense limitation is lower than the Fund's current expense limitation;

     o potential benefits to shareholders may result from the Reorganization, such as the potential for reduced operating expenses over time due to the lower expense limitation and economies of scale derived from a potentially larger asset base;

     o the Adviser has decided to leave the mutual fund business. The Adviser has had experience investing its client's assets in other Funds advised by the New Adviser and has recommended specifically that the Board approve a transaction that would result in shareholders of the Fund becoming shareholders of the New Fund since the New Fund is advised by the New Adviser;

     o the Adviser has indicated that it currently invests its client's assets in other Funds advised by the New Adviser and would invest client assets now invested in the Fund in other Funds advised by the New Adviser if the Fund were liquidated. The Reorganization is expected to afford shareholders a tax-free transfer of their assets to the New Fund, which could not be accomplished in a liquidation; and

     o the Reorganization will not result in dilution of the interests of the Fund's shareholders;

     o following the Reorganization, shareholders of the Fund will remain invested in an mutual fund that invests in equities;

     o the investment objectives, policies and restrictions of the New Fund are comparable to those of the Fund;

     o the historical investment performance of the Fund and the perceived future prospects of the New Fund;

     o    the inability of the Fund to attract significant assets;

     o the tax-free nature of the Reorganization to the Fund and its shareholders; and

     o other alternatives to the Reorganization, including the continuance of the Fund in its present form or a termination of the Fund with the distribution of the cash proceeds to its shareholders.

     If the Plan is not approved by the Fund's shareholders, then the Fund will continue to operate as separate open-end management company and series of the Trust, or the Board may take any further action as it deems to be in the best interest of the Fund and its shareholders, including liquidation, subject to approval by the Fund's shareholders if required by applicable law.

     E.   Federal Income Tax Consequences

     As a condition of the Reorganization, the Fund and the New Fund will have received an opinion of Foley & Lardner, legal counsel to Hennessy and the New Fund, to the effect that for federal income tax purposes: (i) the transfer of all of the assets and the stated liabilities of the Fund to the New Fund in exchange for a number of shares of the New Fund equal in dollar value to the Fund's shares that each shareholder owned at the time the Plan is implemented, and the distribution of those shares to shareholders of the Fund, should be treated as a "reorganization" within the meaning of Section 368(a) of the Code, and the Fund and the New Fund should each be treated as a "party to a reorganization" within the meaning of Section 368(b) of the Code in respect of the Reorganization; (ii) no gain or loss should be recognized by the Fund upon the transfer of its assets and stated liabilities to the New Fund solely in exchange for a number of shares of the New Fund equal in dollar value to the Fund's shares that each shareholder owned at the time the Plan is implemented;
(iii) no gain or loss will be recognized by the New Fund upon receipt of the assets and assumption of the liabilities of the Fund solely in exchange for a number of shares of the New Fund equal in dollar value to the Fund's shares that each shareholder owned at the time the Plan is implemented; (iv) the basis of the Fund's assets received by the New Fund in connection with the Reorganization should be the same as the basis of those assets in the hands of the Fund immediately prior to the Reorganization; (v) the holding period for the Fund's assets in the hands of the New Fund should include the period for which such assets have been held by the Fund; (vi) no gain or loss should be recognized by the Fund on the distribution to its shareholders of the shares of the New Fund that it receives in connection with the Reorganization; (vii) no gain or loss should be recognized by the shareholders of the Fund upon their receipt of the shares of the New Fund in exchange for such shareholders' shares of the Fund;
(viii) the basis of the shares of the New Fund received by the shareholders of the Fund should be the same as the basis of the Fund shares surrendered by such shareholders in connection with the Reorganization (ix) the holding period for the shares of the New Fund received by the Fund's shareholders should include the period during which such shareholder held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held as capital assets in the hand of such Fund shareholder on the date of the exchange; and (x) the New Fund should succeed to and take into account the tax attributes described in
Section 381(c) of the Code of the Fund as of the effective time of the Reorganization with respect to the Fund, subject to the conditions and limitations specified in the Code.

     Although the Fund is not aware of any adverse state income tax consequences, it has not made any investigation as to those consequences for its shareholders. Additionally, the New Fund and the Fund have not sought, and will not seek, a private letter ruling form the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Foley & Lardner with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning potential tax consequences of the Reorganization to them, including any applicable foreign, federal, state, local or foreign income tax consequences.

     The above-described opinion regarding federal income tax matters will state that it is not free from doubt. Because most of the shares of common stock held by the Fund immediately prior to the Reorganization are expected to be sold in order to reinvest the proceeds of such sales in the shares of common stock selected under the "Focus 30 Formula", it is possible that the "continuity of business enterprise" requirement for treatment as a "reorganization" within the meaning of Section 368(a) of the Code might not be deemed to be met. This requirement is met if the New Fund carries on the "historic business" of the Fund. In view of the fact that the investment objective of the Fund (long-term growth of capital through investments primarily in shares of common stock) is the same as the investment objective of the New Fund, Foley & Lardner is of the opinion that the "continuity of business enterprise" requirement should be deemed to be met in the Reorganization. As a result of the absence of authority on this issue, however, there exists some doubt as to whether the "continuity of business enterprise" requirement will be deemed to be met.

F.Comparison of Shareholder Rights

     Set forth below is a discussion of the material differences in the rights of shareholders of the Fund versus the rights of shareholders of the New Fund.

     Governing Law. The Fund is organized as a series of the Trust. The New Fund is a separate series of Hennessy. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The New Fund is authorized to issue 25 billion (25,000,000,000) shares of common stock. The par value of the Fund's shares is $0.01 per share. The par value of the New Fund's shares is $0.0001 per share. The Fund's operations are governed by its Agreement and Declaration of Trust, By-Laws and applicable Delaware law. The New Fund's operations are governed by its Articles of Incorporation, By-Laws and applicable Maryland law.

     Shareholder Liability. Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Fund or the Adviser was unable to meet its obligations. Under the Fund's Agreement and Declaration of Trust and By-Laws, the Fund is required to indemnify its trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or trustees, except under certain limited circumstances relating to the culpability of such officers or trustees.

     Under Maryland Corporate Law, shareholders of a corporation are not personally liable for the acts or obligations of the corporation. Similar to the Fund, according to the New Fund's Articles of Incorporation and By-Laws, the New Fund is required to indemnify its directors and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or directors, except under certain limited circumstances relating to the culpability of such officers or directors.

     Board of Directors/Trustees. The Fund, being a series of a Delaware statutory trust, has a Board of Trustees. The New Fund, being a series of a Maryland corporation, has a Board of Directors. The composition of the Board of the Trust is different from that of Hennessy, both in terms of membership and size. For more information, refer to the April 30, 2003 Statement of Additional Information for the Fund and the July ___, 2003 Statement of Additional
Information for the New Fund, which are incorporated by reference into this Proxy Statement/Prospectus.

     G.   Capitalization

     The  capitalization  of the Fund as of December 31, 2002 and the New Fund's
pro  forma  combined   capitalization   after  giving  effect  to  the  proposed
Reorganization are as follows:

                                                                       Pro Forma
                                      Fund         New Fund*            Combined
                                      ----         ---------           ---------
Aggregate Net Assets           $   28,509,365      $      0          $28,509,365

Shares Outstanding                  4,299,642      $      0           4,299,642

Net Asset Value Per Share      $         6.63      $      0          $     6.63

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.


V.   INFORMATION ABOUT THE NEW FUND AND THE FUND

     A.   Investment Objective and Investment Strategies

     For a discussion of the New Fund's investment objective, investment strategies and risks, see the Prospectus of Hennessy Focus 30 Fund dated July __, 2003.

     For a discussion of the Fund's investment objective, investment strategies and risks, see the Prospectus of SYM Select Growth Fund, dated April 30, 2003.

     B.   Performance

     The New Fund has not yet commenced operations and has no investment performance.

     For a discussion of the Fund's performance during the fiscal year ended December 31, 2002, see the Prospectus of SYM Select Growth Fund, dated April 30, 2003.

     C.   Adviser and New Adviser

     For a discussion of the New Fund's investment adviser, see the Prospectus of Hennessy Focus 30 Fund dated July ___, 2003.

     For a discussion of the Fund's investment adviser, see the Prospectus of SYM Select Growth Fund, dated April 30, 2003.

     D.   Shares

     For a discussion of the New Fund's shares, including exchange rights and how the shares may be purchased and redeemed, see the Prospectus of Hennessy Focus 30 Fund dated July ___, 2003. For a discussion of the Fund's shares, how the shares may be purchased and redeemed, see the Prospectus of SYM Select Growth Fund, dated April 30, 2003.

     E.   Net Asset Value

     For a discussion of how the offering price of the New Fund's shares is determined, see the Prospectus of Hennessy Focus 30 Fund dated July ___, 2003.

     For a discussion of how the offering price of the Fund's shares is determined,, see the Prospectus of SYM Select Growth Fund, dated April 30, 2003.


     F.   Taxes, Dividends and Distributions

     For a discussion of the New Fund's policy with respect to dividends and distributions and the tax consequences of an investment in the New Fund's shares, see the Prospectus of Hennessy Focus 30 Fund dated July ___, 2003.

     For a discussion of the Fund's policy with respect to dividends and distributions and the tax consequences of an investment in the Fund's shares, see the Prospectus of SYM Select Growth Fund, dated April 30, 2003.

     G.   Financial Information

     The New Fund has not yet commenced operations and has no historical financial information. The accounting survivor of the Reorganization will be the New Fund.

     For financial information about the Fund, see the Prospectus of SYM Select Growth Fund, dated April 30, 2003.

     H.   Distribution

     For a discussion of the New Fund's distribution arrangements, see the Prospectus of Hennessy Focus 30 Fund dated July ___, 2003.

     For  a  discussion  of  the  Fund's  distribution  arrangements,   see  the
Prospectus of SYM Select Growth Fund, dated April 30, 2003.

     I.   Conclusion

     The Board believes that the implementation of the Plan is in the best interests of the Fund's shareholders.

VI.  VOTING INFORMATION

     The holders of one-third of the outstanding shares of the Fund entitled to vote in person or by proxy as of the record date for the Special Meeting will constitute a quorum. When a quorum is present, approval of the proposal will require the affirmative vote of a "majority of the shares" of the Fund. The term "majority of the shares" of the Fund means: the affirmative vote of the lesser of (i) 67% of the voting securities of the Fund present at the meeting if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

     All shares represented by each properly signed proxy received before the meeting will be voted at the Special Meeting. Proxies may be voted by mail, by telephone or via the Internet (please refer to the toll free number or Internet address found on your Proxy Card). If a shareholder specifies how the proxy is to be voted on any business properly to come before the Special Meeting, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted "FOR" approval of the Reorganization. If any other matters come before the Special Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

     If a quorum is not  present at the  Meeting,  or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting may be transacted at any such adjourned session(s) at which a quorum is present. The Special Meeting may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning the Shareholder Meeting to another date and time, whether or not a quorum is present, and the Shareholder Meeting may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal.

     All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes are cast "FOR" that proposal. Abstentions and broker non-votes do not constitute a vote "FOR" and effectively result in a vote "AGAINST" the Proposal.

     A.   Method and Cost of Solicitation

     This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board for use at the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail, telephone and via the Internet. The New Adviser will bear all of the expenses related to the Special Meeting. The New Adviser has retained, at its expense, D.F. King & Co., Inc. to assist in the solicitation of proxies. The cost of solicitation is currently estimated to be approximately $10,000 in the aggregate.

     B.   Right of Revocation

     Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Fund, by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.


     C.   Voting Securities and Principal Holders

     Shareholders of the Fund at the close of business on July __, 2003 (the "Record Date") will be entitled to be present and vote at the Special Meeting. As of that date, there were shares of the Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $_____. Each outstanding share is entitled to one vote.

     As of the Record Date, the Fund's shareholders of record and/or beneficial owners (to the Trust's knowledge) who owned five percent or more of the Fund's shares are set forth below, and upon consummation of the Reorganization and based on the numbers presented, will own the same percentage of the New Fund:

------------------------------- ----------------------- ------------------------

Name and Address                    % Ownership                Type of Ownership
------------------------------- ----------------------- ------------------------



------------------------------- ----------------------- ------------------------

     The Officers and Trustees of the Trust, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the Fund as of the Record Date.


VII. ADDITIONAL INFORMATION

     Documents that relate to the Fund and the New Fund are available, without charge, by writing to SYM Select Growth Fund at 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling 1-866-209-1963.

     The Fund and the New Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material, and other information relating to the Fund and the New Fund, respectively, with the SEC. These documents can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C., at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at Citicorp Center, Suite 1400, 500 West Madison Street, Chicago, Illinois 60661. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. The SEC also maintains a web site at http://www.sec.gov that contains the Prospectus and Statement of Additional Information for the Fund, as well as the Prospectus and Statement of Additional Information for the New Fund, materials that are incorporated by reference into their respective Prospectuses and Statements of Additional Information, and other information.

     It is expected that this Proxy Statement will be mailed to shareholders on or about July 29 , 2003.

VIII. MISCELLANEOUS INFORMATION

     A.   Other Business

     The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, it is the Board's intention that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

     B.   Next Meeting of Shareholders

     The Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the Fund will be held at such time as the Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Fund at its office at a reasonable time before the meeting, as determined by the Board, to be included in the Fund's proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

     C.   Legal Matters

     The validity of the issuance of the New Fund shares will be passed upon by Foley & Lardner, Milwaukee, Wisconsin.

     D.   Experts

     The financial statements of the Fund for the year ended December 31, 2002, contained in the Fund's 2002 Annual Report to Shareholders, have been audited by Tait, Weller, & Baker, independent accountants, as stated in their report dated December 31, 2002, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given their authority as experts in accounting and auditing.

                                             By Order of the Board of Trustees,

                                             /s/ Chad E. Fickett
                                             -----------------------------------
                                             Chad E. Fickett, Secretary


                             SYM Select Growth Fund
July __, 2003



                                    EXHIBIT A




                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this day of , 2003, by and between Hennessy Mutual Funds, Inc. ("HENNESSY"), a Maryland Corporation, on behalf of Hennessy Focus 30 Fund (the "Acquiring Fund"), a series of HENNESSY , and Advisors Series Trust, a Delaware statutory trust (the "Trust"), on behalf of SYM Select Growth Fund (the "Acquired Fund"), a series of the Trust.

     In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of the Acquired Fund be transferred to the Acquiring Fund, and that the Acquiring Fund assume the Stated Liabilities (as defined in paragraph 1.3) of the Acquired Fund, in exchange for shares of the Acquiring Fund ("Acquiring Fund Shares"), and that these Acquiring Fund Shares be distributed immediately after the Closing, as defined in this Agreement, by the Acquired Fund to its shareholders in liquidation of the Acquired Fund. This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code").

     In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.   REORGANIZATION OF ACQUIRED FUND

     1.1 Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the "Fund Assets") to the Acquiring Fund and the Acquiring Fund shall assume the Acquired Fund's Stated Liabilities. The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquired Fund full and fractional Acquiring Fund Shares, the number of which shall be determined by dividing (a) the value of the Acquired Fund assets, net of the Acquired Fund's Stated Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing"). Immediately following the Closing, the Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transactions are hereinafter sometimes collectively referred to as the "Reorganization."

     1.2 (a) With respect to the Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any prepaid expenses shown as an asset on the Acquired Fund's books on the Closing Date.

          (b) Not less than ___ days before the Closing Date, the Acquired Fund will provide the Acquiring Fund with a schedule of its assets and its known liabilities, and the Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the Acquired Fund's Assets before the Closing Date but will not, without the prior approval of the Acquiring Fund, acquire any additional securities. Not less than ___ days before the Closing Date, the Acquiring Fund will advise the Acquired Fund of any investments of the Acquired Fund shown on such schedule which the Acquiring Fund would not hold on the Closing Date, pursuant to its stated investment objective and policies or otherwise. If the Acquired Fund holds any investments that the Acquiring Fund would not hold on the Closing Date under its stated investment objective or policies or otherwise, the Acquired Fund, if requested by the Acquiring Fund, will dispose of those securities prior to the Closing Date to the extent practicable. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all liabilities and obligations reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by the administrator of HENNESSY as of the Applicable Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period ("Stated Liabilities") pursuant to an "agreed upon procedures" audit performed by Tait, Weller & Baker in accordance with generally accepted accounting principles consistently applied, such audit to be paid for by the Fund's administrator, and such audit to include an independent valuation by Tait, Weller & Baker of all of the Acquired Fund's assets. The Acquiring Fund shall assume only the Stated Liabilities of the Acquired Fund, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued.

     1.4 Immediately following the Closing, the Acquired Fund will distribute the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph
1.1 pro rata to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. That distribution will be accomplished by an instruction, signed by an appropriate officer of HENNESSY, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the number of shares of the Acquiring Fund due such Acquired Fund Investor. All issued and outstanding shares of the Acquired Fund will be cancelled simultaneously therewith on the Acquired Fund's books, and any outstanding share certificates representing interests in the Acquired Fund will represent only the right to receive such number of Acquiring Fund Shares after the Closing as determined in accordance with paragraph 1.l.

     1.5 Following the transfer of assets by the Acquired Fund to the Acquiring Fund, the assumption of the Acquired Fund's Stated Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, the Acquired Fund shall terminate its qualification, classification and registration with all appropriate federal and state agencies. Any reporting or other responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the date on which the Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.

2.   VALUATION

     2.1 The value of the Acquired Fund's Fund Assets shall be the value of those assets computed as of the time at which its net asset value is calculated pursuant to the valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the "Applicable Valuation Date").

     2.2 The net asset value of each share of the Acquiring Fund shall be the net asset value per share computed on the Applicable Valuation Date, using the market valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information.

     2.3 All computations of value contemplated by this Article 2 shall be made by the Acquiring Fund's administrator in accordance with its regular practice as pricing agent. The Acquiring Fund shall cause its administrator to deliver a copy of its valuation report to the Acquired Fund at the Closing.

3.   CLOSING(S) AND CLOSING DATE

     3.1 The Closing for the Reorganization shall occur on August 29, 2003 and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a "Closing Date"). The Closing(s) shall be held at the offices of U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 9:00 a.m., local time on the Closing Date unless otherwise provided.

     3.2 The Acquiring Fund's custodian shall deliver at the Closing evidence that: (a) the Fund Assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Fund in conjunction with the delivery of portfolio securities.

     3.3 Notwithstanding anything herein to the contrary, if on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4.   COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE ACQUIRED FUND

     4.1 With respect to the Acquired Fund, the Trust has called or will call a meeting of Acquired Fund shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for the Acquired Fund's liquidating distribution of Acquiring Fund Shares contemplated hereby, and for the Acquired Fund to terminate its qualification, classification and registration if requisite approvals are obtained with respect to the Acquired Fund. The Trust on behalf of the Acquired Fund shall prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with that meeting.

     4.2 The Trust on behalf of the Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     4.3 The Trust on behalf of the Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Fund.

     4.4 Subject to the provisions hereof, HENNESSY, on behalf the Acquiring Fund, and the Trust on behalf of the Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

     4.5 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date, a final statement of the total amount of the Acquired Fund's assets and liabilities as of the Closing Date.

     4.6 HENNESSY, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "1933 Act"), relating to the Acquiring Fund Shares (the "Registration Statement"). The Acquired Fund has provided or will provide the Acquiring Fund with the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to the Acquired Fund as are requested by the Acquiring Fund and as are reasonably necessary for the preparation of the Registration Statement.

     4.7 As soon after the Closing Date as is reasonably practicable, the Trust on behalf of the Acquired Fund: (a) shall prepare and file all federal and other tax returns and reports of the Acquired Fund required by law to be filed with respect to all periods ending on/or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

     4.8 Following the transfer of Fund Assets by the Acquired Fund to the Acquiring Fund and the assumption of the Stated Liabilities of the Acquired Fund in exchange for Acquiring Fund Shares as contemplated herein, the Trust on behalf of the Acquired Fund will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Acquired Fund, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Fund in accordance with the laws of the state of Delaware and other applicable requirements.

5.   REPRESENTATIONS AND WARRANTIES

     5.1 HENNESSY, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

          (a) HENNESSY was duly created pursuant to its Articles of Incorporation and Bylaws for the purpose of acting as a management investment company under the Investment Company Act of 1940 (the "1940 Act") and is validly existing under the laws of the State of Maryland, and Articles of Incorporation directs the Directors to manage the affairs of HENNESSY and grants them all powers necessary or desirable to carry out such responsibility, including administering HENNESSY's business as currently conducted by HENNESSY and as described in the current prospectuses of HENNESSY. HENNESSY is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

          (b) The Registration Statement with respect to HENNESSY and the Acquiring Fund, conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and dodoes not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          (c) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by HENNESSY for itself and on behalf of the Acquiring Fund does not and will not (i) violate HENNESSY's Articles of Incorporation or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument, to which HENNESSY is a party or by which its properties or assets are bound;

          (d) Except as previously disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to HENNESSY's knowledge, threatened against HENNESSY or its business, the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect HENNESSY or the Acquiring Fund's financial condition or the conduct of their business. HENNESSY knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

          (e) All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and nonassessable, the shares of each class of the Acquiring Fund issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares;

          (f) The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of HENNESSY and the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of HENNESSY and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors rights, and to general equity principles;

          (g) On the effective date of the Registration Statement, at the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by HENNESSY with respect to the Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

          (h) To the knowledge of the Acquiring Fund, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by HENNESSY, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by HENNESSY for itself and on behalf of the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date.

     5.2 The Trust on behalf of the Acquired Fund represents and warrants to the Acquiring Fund as follows:

          (a) The Trust was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of Delaware, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of the Trust and the Acquired Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquired Fund's business as currently conducted by the Acquired Fund and as described in the current prospectuses of the Acquired Fund. The Acquired Fund is a series of the Trust, and which is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

          (b) All of the issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable federal and state securities laws; all issued and outstanding shares of each class of the Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, free and clear of all liens, pledges, security interests, charges or other encumbrances, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

          (c) The Registration Statement with respect to the Trust and the Acquired Fund, conforms or conformed, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          (d) The Acquired Fund is not in violation of, and the execution, delivery and performance of this Agreement by the Acquired Fund does not and will not (i) violate the Acquired Fund's Agreement and Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which the Acquired Fund is a party or by its properties or assets are bound;

          (e) Except as previously disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Fund's knowledge, threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business, the Trust knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

          (f) The Statement of Assets and Liabilities, Statements of Operations and Statements of Changes in Net Assets of the Acquired Fund as of and for the period ended December 31, 2002 audited by Tait Weller & Baker (copies of which have been or will be furnished to the Acquiring Fund) fairly present, in all material respects, the Acquired Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquired Fund (contingent or otherwise) known to the Acquired Fund that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

          (g) Since the date of the most recent audited financial statements, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in the Acquired Fund's net asset value per share nor a decrease in the Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

          (h) All federal and other tax returns and reports of the Acquired Fund required by law to be filed on or before the Closing Date were complete and accurate returns and shall have been timely filed, and all taxes owed by the Acquired Fund or the Acquired Fund shall have been paid so far as due, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

          (i) For each full and partial taxable year from its inception through the Closing Date, the Acquired Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

          (j) At the Closing Date, the Acquired Fund will have good and marketable title to Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

          (k) The execution, delivery and performance of this Agreement on behalf of the Acquired Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust, the Trustees and the Acquired Fund, and this Agreement will constitute a valid and binding obligation the Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

          (l) From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund Investors, and on the Closing Date, the Proxy Materials (exclusive of the portions of the Acquiring Fund's Prospectus contained or incorporated by reference therein, and exclusive of any written information furnished by the Acquired Fund with respect to the Acquiring Fund): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by the Acquired Fund, on behalf of the Acquired Fund, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

          (m) To the knowledge of the Trust, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquired Fund, or the performance of the Agreement the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

          (n) The Acquired Fund currently complies, and has complied since its organization, in all material respects with the requirements of, and the rules and regulations under all applicable federal and state securities laws.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

     The obligations of the Trust to consummate the Reorganization with respect to the Acquired Fund shall be subject to the performance by HENNESSY on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Acquiring Fund:

     6.1 All representations and warranties of HENNESSY with respect to the Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2 HENNESSY, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund at the Closing a certificate executed on behalf of the Acquiring Fund by HENNESSY's President, Vice President, Assistant Vice President, Secretary or Assistant Secretary in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of HENNESSY with respect to the Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Fund shall reasonably request.

     6.3 Unless waived by the Acquired Fund, the Acquired Fund shall have received at the Closing assurances of an officer of HENNESSY, in a form reasonably satisfactory to the Acquired Fund, substantially to the effect that:

          (a) HENNESSY is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

          (b) the Acquiring Fund is a separate portfolio of HENNESSY, which is a corporation duly created pursuant to its Agreements and Articles of Incorporation, is legally existing and in good standing under the laws of Maryland;

          (c) this Agreement has been duly authorized, executed and delivered by HENNESSY on behalf of HENNESSY and the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Fund, is a valid and binding obligation of HENNESSY, enforceable against HENNESSY in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

          (d) the Acquiring Fund Shares to be issued to the Acquired Fund and then distributed to the Acquired Fund Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

          (e) the Registration Statement has become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

          (f) to the knowledge of such officer, no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and

          (g) to the knowledge of such officer, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to HENNESSY or the Acquiring Fund or any of their properties or assets and neither HENNESSY nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

     6.4 The Trust shall have received an opinion of Foley & Lardner, counsel to HENNESSY and the New Fund, addressed to the Trust, in form and substance reasonably satisfactory to the Trust, and dated as of the Closing Date, to the effect that as of the date of such opinion, and subject to qualifications and conditions reasonably acceptable to the Trust:

     (a) HENNESSY is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

     (b) the Acquiring Fund is a separate portfolio of HENNESSY, which is a corporation duly created pursuant to its Agreements and Articles of Incorporation, is legally existing and in good standing under the laws of Maryland;

     (c) this Agreement has been duly authorized, executed and delivered by HENNESSY on behalf of HENNESSY and the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Fund, is a valid and binding obligation of HENNESSY, enforceable against HENNESSY in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles; and

     (d) the Acquiring Fund Shares to be issued to the Acquired Fund and then distributed to the Acquired Fund Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

     The obligations of HENNESSY to consummate the Reorganization with respect to the Acquiring Fund shall be subject to the performance by the Trust on behalf of the Acquired Fund of all the obligations to be performed by it hereunder, with respect to the Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the Trust with respect to the Acquired Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

     7.2 The Trust on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund at the Closing a certificate executed on behalf of the Acquired Fund, by the Trust's President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Fund shall reasonably request.

     7.3 Unless waived by the Acquiring Fund, the Acquiring Fund shall have received at the Closing assurances of an officer of the Acquired Fund, in a form reasonably satisfactory to the Acquiring Fund, substantially to the effect that:

          (a) the Trust is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

          (b) the Acquired Fund is a separate portfolio of the Trust, which is a statutory trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of Delaware, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of the Acquired Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquired Fund's business as described in the current prospectuses of the Acquired Fund;

          (c) this Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Fund, is a valid and binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

          (d) to the knowledge of such officer, no consent, approval, authorization, filing or order of any court or governmental authority of the United Sates or any state is required for the consummation of the Reorganization with respect to the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

          (e) to the knowledge of such officer, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of their properties or assets and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business;

          (f) the Acquired Fund Shares then issued and outstanding are duly registered under the 1933 Act on the appropriate form, and are duly authorized and are validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquired Fund has any preemptive rights to subscription or purchase in respect thereof; and

          (g) the registration statement of the Acquired Fund has become effective with the SEC and, to the best of such officer's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened.

     7.4 The Transfer agent to the Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the shareholder records of the Acquired Fund are complete and accurate and as to such other matters as the Acquiring Fund shall reasonably request.

     7.5 The administrator, fund accountant and custodian to the Acquired Fund shall have delivered to the Acquiring Fund at the Closing certificates executed on their behalf by authorized officers in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the books and records of the Acquired Fund covered by their contracts with the Acquired Fund are complete and accurate and as to such other matters as the Acquiring Fund shall reasonably request.

     7.6 The Acquired Fund shall arrange to make the Acquired Fund's auditors available to the Acquiring Fund and its agents to answer their questions at a mutually agreeable time prior to the Closing.

     7.7 HENNESSY shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to the Trust and the Fund, addressed to HENNESSY, in form and substance reasonably satisfactory to HENNESSY, and dated as of the Closing Date, to the effect that as of the date of such opinion, and subject to qualifications and conditions reasonably acceptable to HENNESSY:

          (a) the Trust is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

          (b) the Acquired Fund is a separate portfolio of the Trust, which is a statutory trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of Delaware, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of the Acquired Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquired Fund's business as described in the current prospectuses of the Acquired Fund;

          (c) this Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Fund, is a valid and binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles; and

          (d) the Acquired Fund Shares then issued and outstanding are duly registered under the 1933 Act on the appropriate form, and are duly authorized and are validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquired Fund has any preemptive rights to subscription or purchase in respect thereof.


8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     The obligations of HENNESSY on behalf of the Acquiring Fund and of the Trust on behalf of the Acquired Fund herein are each subject to the further conditions that on or before the Closing Date with respect to the Acquiring Fund and the Acquired Fund:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions its Agreement and Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

     8.3 All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by HENNESSY, on behalf of the Acquiring Fund, or the Trust on behalf of the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 HENNESSY, on behalf of the Acquiring Fund, and the Acquired Fund shall each have considered the federal and income tax issues. The Acquiring Fund and the Acquired Fund shall have each received an opinion of Foley & Lardner, legal counsel to HENNESSY, substantially to the effect that for federal income tax purposes:

          (a) the transfer by the Acquired Fund of the Fund Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities should be treated as a "reorganization" within the meaning of Section 368(a)(1) of the Code and the Acquiring Fund and the Acquired Fund should each be treated as a "party to a reorganization" within the meaning of Section 368(b) of the Code;

          (b) no gain or loss should be recognized by the Acquiring Fund upon the receipt of the Fund Assets solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities;

          (c) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Fund Assets to the Acquiring Fund and the assumption by the Acquiring Fund of the Stated Liabilities in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund;

          (d) no gain or loss should be recognized by the Acquired Fund Investors upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares;

          (e) the aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired Fund Investors pursuant to the Reorganization should be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund Investors should include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization); and

          (f) the tax basis of the Acquired Fund assets acquired by the Acquiring Fund should be same as the tax bases of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund should include the period during which those assets were held by the Acquired Fund.

9.   EXPENSES

     Except as may be otherwise provided herein, HENNESSY shall be responsible for payment of the expenses of each of the Acquired Fund and the Acquiring Fund incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The expenses payable by HENNESSY on behalf of the Acquired Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses
associated  with  printing  and  mailing  the  Prospectus/Proxy   Statement  and
soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph 4.1 hereof; (iii) all fees and expenses related to the liquidation of the Acquired Fund; (iv) fees and expenses of the Acquired Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquired Fund's portfolio on the Applicable Valuation Date.

     The expenses payable by HENNESSY on behalf of the Acquiring Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) any fees and expenses of the Acquiring Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquiring Fund's portfolio on the Applicable Valuation Date.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11.  TERMINATION

     11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by:

          (a) the Trust if the conditions set forth in Section 6 are not satisfied as specified in such Section;

          (b) HENNESSY if the conditions set forth in Section 7 are not satisfied as specified in such Section; or

          (c) the mutual consent of both parties to this Agreement.

          11.2 If this Agreement is terminated pursuant to and in accordance with Section 11.1, then the termination shall be without liability of any party; provided however that if the termination shall result from the material breach by a party of a covenant or agreement of such party contained in this Agreement, then such party responsible for the material breach shall be fully liable for any and all reasonable costs and expenses (including reasonable counsel fees and disbursements) sustained or incurred by the non-breaching party.

12.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund, and officers of HENNESSY, on behalf of the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting the Acquired Fund, without the Acquired Fund obtaining the Acquired Fund Investors' further approval except that nothing in this paragraph 12 shall be construed to prohibit the Acquiring Fund and the Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

13.  INDEMNIFICATION

          (a) HENNESSY and the Acquiring Fund shall indemnify, defend and hold harmless the Trust and the Acquired Fund, their respective officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of the Trust, the Acquired Fund, their respective officers, trustees, employees or agents, arising out of or based on any material breach by HENNESSY or the Acquiring Fund of any of their respective representations, warranties or agreements set forth in this Plan. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the Closing Date; and

          (b) The Trust and the Acquired Fund agree to indemnify HENNESSY, its directors and officers (in their capacity as directors and officers) from all liabilities that may arise in connection with, or as a result of, a material breach of a representation or warranty made by the Acquired Fund under this Agreement. The Trust and the Acquired Fund agree to indemnify the Acquiring Fund from all liabilities that may arise in connection with, or as a result, of a material breach of a representation or warranty made by the Trust or the Acquired Fund under this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two
     (2) years after the Closing Date.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

         For HENNESSY, on behalf of itself and the Acquiring Fund:

                  Hennessy Mutual Funds, Inc.
                  The Courtyard Square
                  750 Grant Avenue
                  Suite 100
                  Novato, CA 94945
                  Attention: Neil J. Hennessy, President and Director

         For the Trust on behalf of itself and the Acquired Fund:

                  SYM Select Growth Fund
                  2020 East Financial Way
                  Glendora California 91741
                  Attention: Eric M. Banhazl, President and Trustee

         With a copy to:

                  Foley & Lardner
                  777 East Wisconsin Avenue
                  Milwaukee, Wisconsin 53202
                  Attention: Richard Teigen

15.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1 The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms "hereto", "hereunder", "herein" or "hereof" are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

     15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3 This Agreement shall be governed by and construed in accordance with the laws of Delaware.

     15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

Hennessy  Mutual  Funds,  Inc.,         Advisors  Series  Trust,  for itself
for itself and on behalf of             and on behalf of SYM Select Growth Fund
Hennessy Focus 30 Fund


------------------------------------    ----------------------------------------
By: Neil J. Hennessy                    By: Eric M. Banhazl
President & Director of                 President & Trustee of
 Hennessy Mutual Funds, Inc.            Advisors Series Trust



                    -----------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                 July ___, 2003

                            For the Reorganization of
                             Sym Select Growth Fund
                       Series of the Advisors Series Trust
                                      into
                           The Hennessy Focus 30 Fund,
                    Series of The Hennessy Mutual Funds, Inc.

                    -----------------------------------------

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated July , 2003 relating to the Special Meeting of Shareholders (the "Special Meeting") of the SYM Select Growth Fund (the " Fund"), to be held on August 28, 2003. The Special Meeting is being held to consider a proposal to approve an Agreement and Plan of Reorganization (the "Plan") whereby all of the assets of the Fund will be transferred to a newly formed series of The Hennessy Mutual Funds, Inc., which will be named the Hennessy Focus 30 Fund (the "New Fund"), in exchange for shares of the New Fund and the New Fund's assumption of the Fund's stated liabilities (the "Reorganization"). Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to the Fund at 615 East Michigan Street, Milwaukee, WI 53202, or by calling the Fund toll-free at 1-866-290-1963.

     The following documents, each of which accompanies this Statement of Additional Information, are incorporated by reference herein:

(1) The Statement of Additional Information of The Hennessy Focus 30 Fund, dated July ___, 2003; and

(2) The Statement of Additional Information of The SYM Select Growth Fund, dated April 30, 2003.

(3) The Annual Report to Shareholders of the SYM Fund for the fiscal year ended December 31, 2002.

     This Statement of Additional Information consists of this cover page and the documents described above.

     Because the New Fund has not yet commenced operations, Annual or Semi-Annual Reports to Shareholders are not available. Similarly, because the Fund is being acquired by the New Fund, pro forma financial statements are not provided in this Statement of Additional Information in connection with the proposed reorganization.



                    -----------------------------------------

                           HENNESSY MUTUAL FUNDS, INC.
                                Other Information

                                 July ___, 2003
                    -----------------------------------------

Item 15. Indemnification

Pursuant to the authority of the Maryland General Corporation Law,  particularly
Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw, which is in full force and effect and has not been modified or cancelled:

                                    Article V

                                 INDEMNIFICATION

Each officer and director of the Corporation shall be indemnified by the Corporation to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Corporation to indemnify such person must be based upon the reasonable determination of independent legal counsel or the vote of a majority of a quorum of the directors who are either "interested persons," as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the proceeding ("non-party independent directors"), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Each officer and director of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland without a preliminary determination as to his ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

The Corporation may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or director of the Corporation. The Corporation, however, may not purchase insurance on behalf of any officer or director of the Corporation that protects or purports to protect such person from liability to the Corporation or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Corporation may indemnify, make advances or purchase insurance to the extent provided in this Article V on behalf of an employee or agent who is not an officer or director of the Corporation. Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 16. EXHIBITS.

     1.   Registrant's Articles of Incorporation as supplemented(1)

          (a)  Amendment to Articles of Incorporation

     2.   Registrant's Bylaws, as amended(1)

     3.   Not Applicable

     4.   Form of Agreement and Plan of Reorganization(4)

     5.   Not Applicable

     6. (a) Management Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated) (1)

          (b) Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Focus 30 Fund(4)

     7. (a) Distribution Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated) and Quasar Distributors, LLC(2)

          (b) Amendment to Distribution Agreement with Hennessy Advisors and Quasar Distributors, LLC with respect to the Focus 30 Fund(4)

     8.   Not Applicable

     9. Custodian Agreement with Firstar Trust Company (predecessor to U.S. Bank, N.A.)(1)

     10.  Not Applicable

     11. Opinion of Foley & Lardner regarding legality of issuance of shares and other matters(5)

     12.  Opinion of Foley & Lardner on tax matters(5)

     13. (a) Form of Fund Administration Servicing Agreement with Firstar Mutual Fund Services, LLC (now known as U.S. Bancorp Fund Services,
          LLC) (1)

          (b) Form of Transfer Agent Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now known as U.S. Bancorp Fund Services, LLC)(1)

          (c) Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now known as U.S. Bancorp Fund Services, LLC)(1)

          (d) Servicing Agreement between Registrant and Hennessy Advisors, Inc.(2)

14.  Independent Auditor's Consent(4)

15.  Not Applicable

16.  Power of Attorney(3)

17.  Form of Proxy Ballot(4)

--------------------
(1) Previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement and incorporated by reference thereto.
     Post-Effective Amendment No. 7 was filed on January 31, 2001 and its accession number is 0000897069-01-000057.
(2) Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement and incorporated by reference thereto.
     Post-Effective Amendment No. 9 was filed on January 30, 2003 and its accession number is 0000897069-03-000120.
(3) Previously filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 10 was filed on April 22, 2003 and its accession number is 0000894189-03-000528.
(4)  Filed herewith.
(5)  To be filed by amendment

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) Pursuant to the requirements of Form N-14, the undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus that is part of the Registration Statement within a reasonable time after receipt of such opinion.


                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Novato and State of California, on July 2, 2003.

                           HENNESSY MUTUAL FUNDS, INC.

                                                     /s/ Neil J. Hennessy*
                                                     ---------------------
                                                     Neil J. Hennessy
                                                     President


     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name                         Title                           Date
----                         -----                           ----
/s/  Neil J. Hennessy        President and Treasurer         July 2, 2003
----------------------       (Principal Executive,
Neil J. Hennessy             Financial and Accounting
                             Officer)and a Director


/s/  Robert T. Doyle *       Director                        July 2, 2003
----------------------
Robert T. Doyle

/s/  J. Dennis DeSousa *     Director                        July 2, 2003
------------------------
J. Dennis DeSousa

/s/  Harry F. Thomas *       Director                        July 2, 2003
----------------------
Harry F. Thomas



*  By /s/ Neil J. Hennessy
      ---------------------
      Neil J. Hennessy
      Attorney-in-Fact pursuant to Power
      of Attorney


                                  EXHIBIT INDEX

Exhibit No.              Exhibit
-----------              --------

4.             Form of Agreement and Plan of Reorganization

6(b)           Amendment to  Management Agreement  with  Hennessy Advisors, Inc.
               with respect to the Focus 30 Fund

7(b) Amendment to Distribution Agreement with Hennessy Advisors and Quasar Distributors, LLC with respect to the Focus 30 Fund

14             Independent Auditor's Consent

17             Form of Proxy Ballot